UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21575

BRYCE CAPITAL GROWTH FUND

BRYCE CAPITAL VALUE FUND,

EACH A SERIES OF BRYCE CAPITAL FUNDS

 (Exact name of registrant as specified in charter)

              2 Thornell Road, Pittsford, NY                            14534

(Address of principal executive offices)               (Zip code)

              Dennis E. Lohouse, Treasurer, Bryce Capital Funds, 2 Thornell Road, Pittsford, NY 14534

Registrant's telephone number, including area code: 585-381-2990

Date of fiscal year end: 6/30/06

Date of reporting period: 12/31/05

Form N-CSR is to used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. – 3507.

Item 1.  Reports to Stockholders.

Bryce Capital Growth Fund

Bryce Capital Value Fund

Semi-Annual Report To Shareholders

December 31, 2005

The Views expressed here are not meant as investment advice. Although some of the described portfolio holdings were viewed favorably as of the date of this letter, there is no guarantee the Funds will continue to hold these securities in the future. Before investing, please carefully read the prospectus, which contains more complete information, including the investment objective, fees, risks and expenses. Contact the Bryce Capital Funds at 1-866-62BRYCE if you have any questions or to obtain a prospectus. The prospectus can also be obtained from our website at www.brycefunds.com

Performance data quoted represents past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares when redeemed, may be worth more or less than their original cost.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risks, which is the possibility that the market values of securities owned by the fund will decline and the value of the fund shares may therefore be less than what you paid for them.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Table of Contents

President’s Letter to Shareholders

Performance Returns

Bryce Capital Growth Fund

Portfolio Commentary

Top Ten Holdings

Top Five Sectors

Schedule of Investments

Financial Statements

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Bryce Capital Value Fund

Portfolio Commentary

Top Ten Holdings

Top Five Sectors

Schedule of Investments

Financial Statements

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to Financial Statements

Shareholder Fee Examples

Letter to shareholders

Dear Valued Bryce Funds Shareholder:                                                                                                                                                         December 30, 2005

I would like to begin by again thanking you for the investment you have made in the Bryce Family of Funds.  We very much appreciate the confidence and the trust that you have placed in us.  We continue with our goal of producing strong performance in mutual funds that have no sales charges and below average expenses.  These two goals are important to each of us and I have pointed out in the past, we are in this together, as I too have my personal and family assets in the Bryce Funds.

The stock market in 2005 was whipsawed throughout the year, before finishing on a positive note up 4.9% as measured by the S&P 500 Total Return Stock Index.  Both of the Bryce Funds outperformed this return by a large amount, with the Bryce Capital Value Fund up 17.0% for the calendar year 2005, and the Bryce Capital Growth Fund, up almost double the S&P 500 up 9.6%.  These returns generated some attention by the media and consistent inflows of assets into the funds.  The Bryce Capital Value Fund was ranked a number of times as one of the top performing funds in the country in its category, as seen in the Wall Street Journal, Kiplinger’s Personal Finance and Smart Money to name a few.  We are very gratified and proud of the recognition the Funds are receiving.

The since inception (September 14, 2004) numbers are similarly impressive in comparison to the benchmark S&P 500.  Since inception, the Bryce Capital Value Fund was up 26.1% through December 31, 2005 versus 12.1% for the S&P 500.  The Bryce Capital Growth Fund was up 17.7% during that same time frame, well ahead of the benchmark.

There were many overhangs on the stock market and economy in 2005.  We had an extremely difficult and active hurricane season, which directly impacted the economy.  In addition, rising energy prices cut into consumers’ confidence and discretionary spending, raising fears that retailer would suffer the most.  At the same time, the Federal Reserve was raising short-term interest rates, which also served to push up borrowing rates.  On the positive side, the economy continued to show signs of strength and the corporate earnings reports were overwhelmingly positive.

Going into 2006, many of these same issues are still concerns for this year. Although the Federal Reserve has suggested that they may be nearing an end to their cycle of raising rates, no one is sure when the end will take place.  In addition, energy prices, although off of previous highs, are still very high by historical standards and serve as an additional “tax” on consumers, limiting their ability to spend their dollars on other goods and services.  The economy has been resilient, so far and as long as the Fed under new leadership does not go too far in raising rates and thus stalling the economy, expectations are for corporate profits to continue at strong levels.

Again, I would like to thank you for the opportunity that you have provided us at the Bryce Funds.

Respectfully,

Ed Sheidlower, CMFC

President, Bryce Capital Funds

The S&P 500 Total Return Stock Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the domestic stock market.  You cannot invest directly in an index.

The performance data shown is historical. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You can obtain performance information current to the most recent month end by calling 1-866-62BRYCE.

Bryce Capital Funds
Performance Results

	Bryce Capital Value Fund			Bryce Capital Growth Fund			Benchmark
		Quarterly	Relative		Quarterly	Relative	S&P
Date	NAV	Return	to S&P 500	NAV	Return	to S&P 500	500 Index*
Quarterly
9/14/2004	$10.00	-	-	$10.00	-	-	-

12/31/2004	$10.78	7.8%	0.4%	$10.74	7.4%	0.0%	7.4%

3/31/2005	$10.78	-0.1%	2.1%	$10.44	-2.8%	-0.7%	-2.2%

6/30/2005	$11.20	3.9%	2.5%	$10.71	2.6%	1.2%	1.4%

9/30/2005	$12.25	9.4%	5.7%	$11.55	7.9%	4.2%	3.6%

12/31/2005	$12.61	2.9%	0.1%	$11.77	1.9%	-1.0%	2.9%

One Year		17.0%	12.0%		9.6%	4.7%	4.9%
Through 12/31/05

Since Inception		26.1%	14.0%		17.7%	5.6%	12.1%
from 9/14/2004

*Benchmarks

*The S&P 500 Index (SPX) is an unmanaged market capitalization-weighted index of common stocks generally considered to be representative of the stock market in general.  Each stock's weight in the index is proportionate to its market value. You cannot invest directly in an index.

The performance data shown is historical.  Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.  The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  You can obtain performance information current to the most recent month end by calling 1-866-62BRYCE.

Bryce Capital Growth Fund:

The Bryce Capital Growth Fund outperformed the benchmark S&P 500 Total Return Stock Index in 2005.  For the calendar year, the fund was up 9.6% (net of fees) versus 4.9% for the S&P 500.  Since inception on September 14, 2004, the fund is up 17.7% versus 12.1% for the S&P 500 through December 31, 2005.  We are extremely proud of this performance in a year in which the value style continued to outperform the growth style, mainly on the back of energy and commodity stocks.

The Bryce Capital Growth Fund was positioned for the majority of 2005 with the highest sector weighting in the Information Technology sector, followed by Health Care and Financials.  With the stringent fundamental analysis and strict discipline of buying true growth stocks with the best potential for long-term earnings and revenue growth it should be no surprise that these sectors saw the largest allocation of dollars.  In contrast, many of the deep cyclical names do not make our cut, as their growth characteristics are weak or non-existent.

During 2005, the Fund saw positive performance contributions from a number of different sectors.  The performance generated was more a result of stock selection (also known as alpha) rather than the result of an over or underweight of a particular sector.  The number one performing stock in the Growth Fund in 2005 was Apple Computer up 99.6%, which also happened to be the largest position in the Fund.  Apple benefited from very strong sales growth on the back of its iPod sales.  Our second largest positive contributor to performance was Grant Prideco Incorporated, up 86.71% in 2005.  Grant Prideco is a manufacturer of oil drill systems that are used by drillers searching for oil and gas.  This company not only benefited from the increased drilling activity on the back of high energy prices, but also on the need for equipment to rebuild oil platforms damaged during the damaging hurricane season.  The third strongest performer during this period was Cerner, a health care computer software and support company that helps healthcare organizations keep patient files and paperwork on one automated platform.  Cerner has been the leader in this industry and has benefited by the push to get as much patient information as possible into a paperless environment that will allow for medical professionals to access this data without having to wait for a file to treat a patient.  This need became very evident during Hurricane Katrina when hospitals closed down and injured needed treatment without medical professionals having any background on the patient.  Rounding out the top five were Chico’s, the women’s clothing retailer up 63.3% and Marvell Technologies up 62.6%.  This top five shows how diversified the portfolio is with two in the top five in Information Technology, one in Energy, one Retailer, and one in Health Care.

On the down side, we were negatively impacted by under-performing stocks across several different sectors.  The largest negative contributor was Pacific Sunwear down 20.1%.  This company is a specialty apparel retailer catering specifically to teenagers and young adults.  This is a fickle market and Pac Sun stumbled on both their product mix and execution and their same store sales numbers suffered as a result.  The second biggest negative performer was Doral Financial.  Doral, down 18.5% is Puerto Rico’s largest mortgage originator and has made a significant push to service the Hispanic community in the mainland U.S.  Doral was hit by a series of analyst downgrades because of concern about the bank's aggressive use of derivatives to hedge its mortgage portfolio against interest rate fluctuations.  The downgrades were prompted by a series of disclosures in the bank's 2004 annual report, which revealed that Doral had been making more aggressive valuation assumptions than previously believed.  We exited the stock and took the loss on that disclosure.  Rounding out the top five, the other underperformers were EMC Corporation down 16.1%, hurt by increasing competitive pressures, Old Dominion Freight Lines, impacted by higher fuel costs impacting margins down 15.5% and Boyd Gaming down 14.9% negatively impacted by the Hurricanes at their Riverboat locations.  One point I would like to make is that we strive to control the risk of this portfolio by limiting the downside on stocks of companies that do not deliver.  We have very limited tolerance for companies that disappoint or fail on execution, when there are many other options available to us.  That is why each of the above companies were eliminated from the Fund and why the losses above were limited to the levels that they were.

In 2005 we reduced the weighting in Industrials and Consumer Discretionary (mainly retail) and used the proceeds to successfully establish a position in the Energy sector and to increase the weighting in Information Technology.  We feel that based on where we are in the current economic environment and where we are seeing the best opportunities, this is where we are most comfortable entering 2006.

As a fellow shareholder, again I would like to thank you for your confidence and investment in the Bryce Capital Growth Fund.

Respectfully,

Ed Sheidlower, CMFC

Portfolio Manager

The S&P 500 Total Return Stock Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the domestic stock market.  You cannot invest directly in an index.

Portfolio holdings shown may not be representative of the fund’s current or future investments and should not be considered to be investment advice.

Bryce Capital Growth Fund
Investment Changes

Top Ten Stocks as of December 31, 2005
% of fund's net assets
Apple Computer	4.6
Grant Prideco Inc.	4.5
Whole Foods Market	3.7
Cerner Corp.	3.7
Marvell Technologies, Inc.	3.7
Ceradyne Inc.	3.6
Jacobs Engineering Group Inc.	3.6
ETrade Group	3.6
Nabors Industries Ltd.	3.5
WR Berkley Corp.	3.5
38.0

Top Five Market Sectors as of December 31, 2005
% of fund's net assets
Information Technology	29.4
Health Care	19.1
Financials	16.4
Industrials	13.2
Energy	11.5

Asset Allocation (% of Fund's net assets)
As of December 31, 2005

Bryce Capital Growth Fund
Investments December 31, 2005
Showing Percentage of Net Assets

COMMON STOCK - 99.9%
	Shares	Value
Industrials - 13.2%
Ametek	2,375	$ 101,033
Ceradyne Inc.	2,650	116,070
Jacobs Engineering Group	1,675	113,682
Labor Ready	4,350	90,567
		421,352
Consumer Discretionary - 6.6%
Chicos FAS	2,425	106,530
Coach Inc.	3,125	104,188
		210,718
Consumer Staples - 3.7%
Whole Foods Market	1,530	118,407
		118,407
Energy - 11.5%
BJ Services Co.	2,350	110,010
Grant Prideco Inc.	2,400	144,493
Nabors Industries Ltd.	1,100	111,731
		366,234
Financials - 16.4%
Affiliated Managers Group	1,300	104,325
Etrade Group	5,475	114,209
Merrill Lynch	1,325	89,742
Northern Trust Co.	2,000	103,640
WR Berkley Corp.	2,350	111,907
		523,823
Health Care - 19.1%
Cerner Corp.	1,300	118,183
Coventry Health Care	1,950	111,072
Genzyme Corp.	1,350	95,553
Gilead Sciences	1,975	103,944
Laboratories Corp. of America	1,475	79,429
Respironics	2,700	100,089
		608,270

Bryce Capital Growth Fund
Investments - continued

COMMON STOCK - continued
	Shares	Value
Information Technology - 29.4%
Adobe Systems	2,750	101,640
Apple Computer Inc.	2,025	145,577
Autodesk Inc.	2,275	97,711
Cognizant Technology Solutions	2,200	110,594
Marvell Technologies	2,125	119,191
NetGear Inc.	3,250	62,563
Paychex Inc.	2,450	93,394
Qualcomm Inc.	2,200	94,776
Satyam Computer	3,050	111,600
		937,046

TOTAL COMMON STOCKS		3,185,850

MONEY MARKET FUNDS - 0.1%

Bank of New York Money Market Fund	21,904	21,904
		21,904

TOTAL MONEY MARKET FUNDS		21,904

NET INVESTMENT ASSETS - 100%		3,207,754

BRYCE CAPITAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
as of December 31 2005
(Unaudited)

		Bryce Capital
		Growth Fund
Assets:
	Investments in securities, at fair value	3,185,850
	Cash and Cash equivalents	21,904
	Dividends and interest receivable	1,031
	Due from advisor	64,478
	Prepaid expenses and other assets	(7,383)
	Total Assets	3,265,880

Liabilities:
	Payable for investments purchased	19,414
	Accrued Advisory Fees	2,755
	Accrued expenses and other liabilities	6,311
	Total Liabilities	28,480

	Net Assets	$ 3,237,400

Net Assets Consist Of:
	Paid in capital	2,907,305
	Accumulated net investment loss	(22,357)
	Accumulated net realized loss from security transactions	(2,274)
	Net unrealized appreciation of investments	354,726

		$ 3,237,400

	Shares Oustanding	274,998

	Net asset value and redemption price per share	$ 11.77

BRYCE CAPITAL FUNDS
STATEMENT OF OPERATIONS
For the Period of July 1, 2005 through December 31, 2005
(Unaudited)

Bryce Capital
Growth Fund
Investment Income:
Dividends	$ 3,883
Interest	616
Total investment income	4,499

Expenses:
Advisory fees (Note 2)	14,320
Accounting fees	10,027
Transfer agent fees	8,147
Legal fees	6,268
Audit fees	4,652
Registration fees	3,986
Insurance expense	3,761
Shareholder reporting expense	2,507
Miscellaneous Fees & Expenses	1,003
Custody fees	751
Total expenses	55,422

Less:
Advisory fees waived and expenses reimbursed (Note 2)	37,484
Net expenses	17,938
Net investment loss	(13,439)

Net Realized and Unrealized Gain/(Loss)
on Investments (Notes 1 and 3):
Net realized gain/(loss) from security transactions	(2,274)
Net change in unrealized appreciation of investments	490,467
Net realized and unrealized gain on investments	488,193

Net increase in net assets resulting from operations	$ 474,755

BRYCE CAPITAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
Bryce Capital Growth Fund

	Six Months Ended
	December 31, 2005	Year Ended
	Unaudited	June 30, 2005*
From Operations:
Net investment loss	$ (13,439)	$ (9,704)
Net realized loss from security transactions	(2,274)	(135,741)
Net change in unrealized appreciation
of investments	277,937	213,859
Net increase in net assets
resulting from operations	262,224	68,414

From Capital Share Transactions:
Shares sold	792,966	2,355,396
Shares redeemed	(139,829)	(151,771)
Net increase in net assets from
capital share transactions	653,137	2,203,625

Net increase in net assets	915,361	2,272,039

Net Assets:
Beginning of Period	2,322,039	50,000*
End of Period	$ 3,237,400	$ 2,322,039
(Includes accumulated net investment loss of:)	$ (13,439)	$ (9,704)

Capital Share Transactions:
Shares as of beginning of period	216,908	5,000*
Shares sold	70,052	226,970
Shares redeemed	(11,962)	(15,062)
Shares as of end of period	274,998	216,908

* Beginning date as of September 14, 2004 (commencement of operations).

BRYCE CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
Bryce Capital Growth Fund

	Six Months Ended
	December 31, 2005	Year Ended
	Unaudited	June 30, 2005*

Net Asset Value, Beginning of Period	$ 10.71	$ 10.00	*

Income (Loss) From
Investment Operations:
Net investment loss (1)	$ (0.05)	$ (0.09)
Net realized and unrealized gain (loss)
from investment operations (1)	1.11	0.80
Total from investment operations	$ 1.06	$ 0.71

Net Asset Value, End of Period	$ 11.77	$ 10.71

Total Return (2)	9.9%	7.1%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$3,237	$2,322
Ratio of expenses to average net
assets, before waiver/reimbursement (3)	1.66%	7.99%
Ratio of net expenses to average net
assets, after waiver/reimbursement (3)	1.25%	1.25%
Ratio of net investment loss to average
net assets, before waiver/reimbursement (3)	-1.66%	-7.53%
Ratio of net investment loss to average
net assets, after waiver/reimbursement (3)	-0.44%	-1.03%

Portfolio Turnover Rate	90.00%	123.20%

* Beginning date as of September 14, 2004 (commencement of operations).
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Advisor not assumed a portion of the expenses, returns would have been lower.
(3) Annualized.

Bryce Capital Value Fund:

The Bryce Capital Value Fund strongly outperformed the benchmark S&P 500 Total Return Index and was recognized in numerous publications for this performance.  For the calendar year 2005, the Bryce Capital Value Fund returned 17.0% (net of fees), well above the benchmark S&P 500’s return of 4.9%.  Since the inception of the Fund on September 14, 2004, the Value Fund has returned 26.1% through year-end 2005 versus 12.1% for the S&P 500.   The Fund continues to see consistent inflows into the Fund as a result of this performance and increased exposure.

This Fund continues to be very diversified with six sectors of the market containing at least a 10% weighting in the portfolio. A number of different sectors contributed positively to the strong performance, but it was our Energy holdings that really stood out in 2005.  Four of the five top performers for the year came from the Energy sector.  Our discipline of searching for under-valued names with the potential for earnings and revenue growth that will help to drive the valuation more in line with their peers continues to serve us well.  The four Energy names that contributed the most to performance were Vintage Petroleum up 90.0%, Range Resources up 82.6%, Cal Dive International up 76.1% and ATP Oil and Gas Corporation up 70.9%.  Vintage Petroleum, an independent oil and gas company, was acquired by Occidental Petroleum in 2005 and as a result we sold the position.  The other three companies are positions that we still hold and are continuing to benefit from higher energy prices.  The other largest contributor to the performance amongst the top five that was not in the Energy sector was Brightpoint Incorporated.  Brightpoint provides outsourced services and products to the wireless telecommunications and data industry and has benefited from the continued transition to wireless products.  This stock appreciated 76.2% in 2005 from the time that it was added to the Fund.

Conversely, performance was negatively impacted by a number of different areas.  The largest negative contributor was Bluegreen Corporation down 34.2%.  Bluegreen owns and operates vacation resorts and time-shares.  Everything looked favorable for this company including a dollar that saw increased foreign investment in the U.S. and increased travel from vacationers from overseas.  The company delivered extremely poor results that caught analysts and us by surprise citing the increase in borrowing rates for potential purchases as the reason.  We lost confidence in management and exited the stock.  U.S. Concrete was down 23.7% in 2005 and was the second largest loser for the year.  This company is quite simply a concrete company with Ready Mix, being their most widely known product.  Everything looked good for their prospects, until investors concerned about higher commodity costs and a slowing of the homebuilding and commercial building cycle started to take the stock down.  Ultimately these concerns were proven to be unwarranted.  The third largest loser was Greenbrier, a manufacturer and supplier of transportation equipment to the railroad and related industries, which was down 18.5%.  This stock fell on concerns of a decline in backlogs and higher input costs.

As we enter 2006, we continue to be very comfortable with our current sector weightings as well as our current positions.  We have little tolerance for companies that are unable to deliver on expectations and will only allocate Fund dollars to those companies that are executing on their plan and meet our strict discipline for holdings.

As a fellow shareholder, I again would like to thank you for your confidence and investment in the Bryce Capital Value Fund.

Respectfully,

Ed Sheidlower, CMFC

Portfolio Manager

The S&P 500 Total Return Stock Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the domestic stock market.  You cannot invest directly in an index.

Portfolio holdings shown may not be representative of the fund’s current or future investments and should not be considered to be investment advice.

Bryce Capital Value Fund
Investment Changes

Top Ten Stocks as of December 31, 2005
% of fund's net assets
Guess Inc.	2.6
BE Aerospace	2.4
Diodes	2.3
Encore Wire Corp	2.2
Gildan Activewear	2.2
Celadon Group Inc.	2.1
Precision Castparts Corp.	2.1
Oxford Industries	2.1
ATP Oil & Gas Corp.	2.1
Cal Dive International Inc.	2.1
22.2

Top Five Market Sectors as of December 31, 2005
% of fund's net assets
Industrials	18.4
Energy	17.9
Consumer Discrtionary	16.4
Health Care	14
Financials	13.8

Asset Allocation (% of Fund's net assets)
As of December 31, 2005

Bryce Capital Value Fund
Investments December 31, 2005
Showing Percentage of Net Assets

COMMON STOCK - 98.8%
	Shares	Value
Industrials - 18.4%
Ametek	1,925	$ 81,890
Armor Holdings	1,750	74,637
BE Aerospace	4,475	98,450
Celadon Group	3,100	89,280
Encore Wire Corp.	4,050	92,178
Jacobs Engineering Group	1,225	83,141
LSI Industries	4,475	70,078
Mobile Mini Inc.	1,750	82,950
Precision Castparts	1,670	86,523
		759,127
Consumer Discretionary - 16.4%
Aldila Inc.	3,075	78,197
Building Materials Holdings	1,050	71,621
Gildan Activewear	2,125	91,056
Guess Inc.	3,050	108,580
Lennox International	2,875	81,075
O'Reilly Automotive	2,650	84,826
Oxford Industries	1,575	86,153
Sportsmans Guide	3,100	73,935
		675,443
Consumer Staples - 2.0%
Dean Foods Co.	2,150	80,969
		80,969
Energy - 17.9%
ATP Oil & Gas Corp.	2,350	86,974
Cal Dive International	2,400	86,136
EOG Resources	1,100	80,707
Giant Industries	1,425	74,043
Hornbeck Offshore	2,475	80,932
Nabors Industries Ltd.	1,175	89,006
National Oilwell Varco	1,237	77,560
Oil States International	2,400	76,032
Range Resources Corp.	3,300	86,922
		738,312

Bryce Capital Value Fund
Investments - continued

COMMON STOCK - continued
	Shares	Value
Financials - 13.8%
Ace Limited	1,525	81,496
Genworth Financial	2,375	82,127
Lehman Brothers	670	85,874
Met Life Insurance	1,650	80,850
Morgan Stanley	1,450	82,273
Northern Trust Co.	1,575	81,617
Prudential Financial	1,050	76,849
		571,086
Health Care - 14.0%
Community Health Systems	2,050	77,639
Davita Inc.	1,550	78,492
Health Net Inc.	1,725	88,923
McKesson Inc.	1,650	85,124
Pediatrix Medical Group	925	81,927
Psychiatric Solutions	1,425	83,705
UnitedHealth Group Inc.	1,325	82,335
		578,145
Materials - 5.6%
Cleveland Cliffs Inc.	900	79,713
Florida Rock Industries	1,500	73,590
Universal Forest Products	1,400	77,350
		230,653
Information Technology - 11.9%
Brightpoint	2,900	80,417
Diodes	3,075	95,479
M-SYS Flash Disk	2,625	86,940
Motorola	3,575	80,759
NetGear Inc	3,050	58,712
Seagage Technologies	4,375	87,456
		489,763

TOTAL COMMON STOCKS	108,277	4,123,498

15
Bryce Capital Value Fund
Investments - continued

MONEY MARKET FUNDS - 1.2%
	Shares	Value

Bank of New York Money Market Fund	49,838	49,838
		49,838

TOTAL MONEY MARKET FUNDS		49,838

NET INVESTMENT ASSETS - 100%		4,173,337

BRYCE CAPITAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
as of December 31, 2005
(Unaudited)

		Bryce Capital
		Value Fund
Assets:
	Investments in securities, at fair value	4,123,499
	Cash and Cash equivalents	49,838
	Dividends and interest receivable	1,894
	Due from advisor	61,972
	Prepaid expenses and other assets	(7,383)
	Total Assets	4,229,820

Liabilities:
	Accrued Advisory Fees	4,765
	Accrued expenses and other liabilities	4,476
	Total Liabilities	9,241

	Net Assets	$ 4,220,579

Net Assets Consist Of:
	Paid in capital	$ 3,633,825
	Accumulated net investment gain	(14,748)
	Accumulated net realized loss from security transactions	87,803
	Net unrealized appreciation of investments	513,699

		$ 4,220,579

	Shares Oustanding	334,655

	Net asset value and redemption price per share	$ 12.61

BRYCE CAPITAL FUNDS
STATEMENT OF OPERATIONS
For the Period of July 1, 2005 through December 31, 2005
(Unaudited)

Bryce Capital
Value Fund
Investment Income:
Dividends	$ 12,712
Interest	1045
Total investment income	13,757

Expenses:
Advisory fees (Note 2)	18,158
Accounting fees	10,027
Transfer agent fees	8,147
Legal fees	6,268
Audit fees	4,652
Registration fees	3,986
Insurance expense	3,761
Shareholder reporting expense	2,507
Custody fees	752
Miscellaneous Fees & Expenses	1,003
Total expenses	59,261

Less:
Advisory fees waived and expenses reimbursed (Note 2)	(36,506)
Net expenses	22,755
Net investment loss	(8,998)

Net Realized and Unrealized Gain/(Loss)
on Investments (Notes 1 and 3):
Net realized gain/(loss) from security transactions	656,721
Net change in unrealized appreciation of investments	334,792
Net realized and unrealized gain on investments	991,513

Net increase in net assets resulting from operations	$ 982,514

BRYCE CAPITAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
Bryce Capital Value Fund

	Six Months Ended
	December 31, 2005	Year Ended
	Unaudited	June 30, 2005*
From Operations:
Net investment gain	$ (8,998)	$ (7,894)
Net realized gain/loss from security transactions	87,803	(143,023)
Net change in unrealized appreciation
of investments	337,925	321,929
Net increase in net assets
resulting from operations	416,730	171,012

From Capital Share Transactions:
Shares sold	974,134	2,803,657
Shares redeemed	(129,358)	(65,596)
Net increase in net assets from
capital share transactions	844,776	2,738,061

Net increase in net assets	1,261,506	2,909,073

Net Assets:
Beginning of Period	2,959,073	50,000*
End of Period	$ 4,220,579	$ 2,959,073
(Includes accumulated net investment loss of:)	$ (8,998)	$ (7,894)

Capital Share Transactions:
Shares as of beginning of period	264,298	5,000*
Shares sold	80,758	265,534
Shares redeemed	(10,395)	(6,236)
Shares as of end of period	334,661	264,298

* Beginning date as of September 14, 2004 (commencement of operations).

BRYCE CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
Bryce Capital Value Fund

	Six Months Ended
	December 31, 2005	Year Ended
	Unaudited	June 30, 2005*

Net Asset Value, Beginning of Period	$ 11.20	$ 10.00	*

Income (Loss) From
Investment Operations:
Net investment gain/loss (1)	$ 0.26	$ (0.06)
Net realized and unrealized gain/loss
from investment operations (1)	1.15	1.26
Total from investment operations	$ 1.41	$ 1.20

Net Asset Value, End of Period	$ 12.61	$ 11.20

Total Return (2)	11.9%	12.0%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 4,229	$2,959
Ratio of expenses to average net
assets, before waiver/reimbursement (3)	1.93%	7.20%
Ratio of net expenses to average net
assets, after waiver/reimbursement (3)	1.25%	1.25%
Ratio of net investment loss to average
net assets, before waiver/reimbursement (3)	-1.48%	-6.23%
Ratio of net investment loss to average
net assets, after waiver/reimbursement (3)	-0.29%	-0.65%

Portfolio Turnover Rate	81.00%	147.52%

* Beginning date as of September 14, 2004 (commencement of operations).
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Advisor not assumed a portion of the expenses, returns would have been lower.
(3) Annualized.

BRYCE CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Note 1.  Organization

Bryce Capital Funds (the “Trust”) was organized as a Delaware business trust formed on April 1, 2004 and currently offers two series: Bryce Capital Growth Fund and Bryce Capital Value Fund (each, a “Fund” or a “Series”). Each Series is authorized to issue an unlimited number of shares, par value $.001 per share. All shares of each Series have equal rights and privileges.

The Trust is registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund commenced investment operations on September 14, 2004.  Each Fund’s business and affairs are managed by its officers under the direction of the Board of Trustees.  Each Fund’s investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).  Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.  Short-term investments held by a Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.

B.    Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.    Federal Income Taxes - Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

D.    Dividends and Distributions to Shareholders - Each Fund records dividends and distributions to shareholders on the ex-dividend date.  Each Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.    Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Costs incurred in connection with the Fund’s organization are paid by “the Funds” investment advisor Bryce Capital Management, LLC.

Note 3.  Investment Advisory Fee and Other Transactions

The Trust has entered into an investment advisory agreement (the “Agreement”) on behalf of each Fund with Bryce Capital Management, LLC. (the “Adviser”). Pursuant to the Agreement, the Adviser manages the investment portfolio of the Funds, subject to policies adopted by the Trust’s Board of Trustees, and furnishes office space and all necessary facilities, equipment and executive personnel necessary for managing the day-to-day operations of the Funds.   For its services, the Adviser receives a fee, paid monthly, calculated at an annual rate of 1.00% of each Fund’s average daily net assets.

The Adviser has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent a Fund’s operating expenses exceed 1.25% (excluding distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) of each Fund’s average daily net assets. The Fund has a recapture agreement with the Adviser allowing for reimbursement of waived fees and/or reimbursed fees subject to the expense limits of the Funds.  For the period ended 1 December 31, 2005 the Adviser waived fees amounting to the following:

Bryce Capital Value Fund	$61,972
Bryce Capital Growth Fund	$64,478

The Trust has entered into a Fund Accounting Service Agreement and a Transfer Agency and Service Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”).  Pursuant to the Agreements, GFS serves as Transfer Agent and Dividend Disbursing and Fund Accounting Agent to each Fund.  For these services, each Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Aquarius Fund Distributors, LLC (“AFD”) is the Distributor of the Trust.  The Trust on behalf of each Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Distributor will pay the promotional and advertising expenses related to the distribution of each Fund’s shares and for the printing of all Fund prospectuses used in connection with distribution and sale of each Fund’s shares. Each Fund will pay the Distributor a fee calculated at an annual rate of .25% of the Fund’s average daily net assets. During the period ended December 31, 2005 the Plan was not in effect, hence the Funds did not accrue any fees and no payments were made.

Note 4.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for each Fund for the period ended December 31, 2005 were approximately as follows:

	Capital Value Fund	Capital Growth Fund
Purchases	$2,708,655	$2,274,514
Sales	$1,945,407	$1,656,818

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

	Capital Value Fund	Capital Growth Fund
Gross unrealized appreciation	$714,587	$533,330
Gross unrealized depreciation	$59,049	$43,021
Net unrealized appreciation	$655,479	$490,309

Shareholder Fee Examples

(unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption/exchange fees1; and (2) ongoing costs, including management fees; distribution and service fees (12b-1) fees2; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in our Funds and to compare these costs with the ongoing costs of other mutual funds.

The example is based on an investment on $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

The table provides information about actual account values and actual expenses for each Fund.  You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 divided by $1,000 =8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Funds and an assumed rate of return of 5% per year before expenses, which is not the actual return of a Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in our Funds to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees.  Therefore the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Bryce Value Fund	Expense Ratio	Beginning Account Value 7/01/05	Ending Account Value[3] 12/31/05	Expenses Paid 7/01/05–12/31/05
Actual	1.25%	$1,000	$1,018.60	$6.30
Hypothetical	1.25%	$1,000	$1,018.60	$6.30

Bryce Growth Fund	Expense Ratio	Beginning Account Value 7/01/05	Ending Account Value[3] 12/31/05	Expenses Paid 7/01/05–12/31/05
Actual	1.25%	$1,000	$1,018.60	$6.30
Hypothetical	1.25%	$1,000	$1,018.60	$6.30

1 Bryce Capital Funds are no-load funds.  There is no front or back end sales charge. Each Fund is required by law to assess a redemption fee equal to 2% of the net amount of the redemption on the redemption of its shares that are held for less than 5 business days.

2 Bryce Capital Funds do not pay any distribution or service (12b-1) fees. On June 28, 2004, the Trust’s Board of Trustees approved, on behalf of each Fund, a Plan of Distribution (the “12b-1 Plan”) that will not be implemented until a later date, to be determined by the Board of Trustees.

3 Return and expenses amortized for partial year 7/01/05 to 12/31/05.

Your Notes

Bryce Capital Funds

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

1-866-62-BRYCE

www.brycefunds.com

Not FDIC Insured – May Lose Value – No Bank Guarantee

For more complete information, including fees, risks and expenses please call the Bryce Capital Funds Group at 1-866-62-BRYCE or go to our website at www.brycefunds.com for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Bryce Capital Growth Fund and Bryce Capital Value Fund. A description of the funds’ voting policies and procedures is available without charge upon request, by calling the Bryce Capital Funds Group toll free number above or by accessing the SEC’s website at http://www.sec.gov.

Copyright 2005 Bryce Capital Management, LLC

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not required for semi-annual reports.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date      2/28/06

By (Signature and Title)

*/s/ Dennis E. Lohouse, CFA

       Dennis E. Lohouse, CFA, Treasurer

Date      2/28/06